Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet for Adoption of ASC 606 (Detail) - USD ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current Assets
Trade and other receivables	$ 2,888,496	$ 3,286,147	$ 3,853,992
Other current assets	134,301	293,664
Liabilities
Deferred income	5,191,654	4,432,056	4,362,056
Stockholders' equity
Retained earnings	$ 80,849,086	$ 93,125,606	93,469,787
Accounting Standards Update 2014-09 [Member]
Current Assets
Trade and other receivables			(567,845)
Other current assets			293,664
Liabilities
Deferred income			70,000
Stockholders' equity
Retained earnings			$ (344,181)